Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicf
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2013
Prospectus Date	rr_ProspectusDate	Sep 1, 2013

Institutional Class | CAMBIAR AGGRESSIVE VALUE FUND
CAMBIAR AGGRESSIVE VALUE FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE
Management Fees		1.00%
Other Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		1.15%
Less Fee Reductions and/or Expense Reimbursements		(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.10%
[1]	Other Expenses for this class are based on estimates in the current year.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE	112	360	628	1,393

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR AGGRESSIVE VALUE FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE	Fund Returns Before Taxes	5.98%	3.95%	4.04%	Aug 31, 2007
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	5.98%	3.23%	3.35%	Aug 31, 2007
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.89%	2.99%	3.09%	Aug 31, 2007
Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	1.95%	Aug 31, 2007

Investor Class | CAMBIAR OPPORTUNITY FUND
CAMBIAR OPPORTUNITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR OPPORTUNITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Shareholder Service Fees		0.25%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.27%
Less Fee Reductions and/or Expense Reimbursements		(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	1.21%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR OPPORTUNITY FUND INVESTOR CLASS SHARES	123	397	691	1,529

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 16.20%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR OPPORTUNITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	8.56%	(0.15%)	6.58%	7.13%	Jun 30, 1998
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	8.39%	(0.34%)	6.35%	6.23%	Jun 30, 1998
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.80%	(0.18%)	5.76%	5.80%	Jun 30, 1998
S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	3.46%	Jun 30, 1998

Investor Class | CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Shareholder Service Fees		0.25%
Other Expenses		0.57%
Total Annual Fund Operating Expenses		1.72%
Less Fee Reductions and/or Expense Reimbursements		(0.52%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	1.20%
[1]	Management Fees have been restated to reflect current fees.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[3]	The Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements do not correlate to the Ratio of Expenses to Average Net Assets in the Fund's Financial Highlights because prior to September 1, 2012 the expense cap was 1.30%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES	122	491	885	1,987

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Investor Class CAMBIAR INTERNATIONAL EQUITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	16.95%	(2.72%)	8.54%	8.04%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.93%	(3.00%)	7.91%	7.57%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.61%	(2.27%)	7.61%	7.29%	Sep 2, 1997
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%	4.10%	Sep 2, 1997

Investor Class | CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES
Management Fees		1.05%
Shareholder Service Fees		0.25%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.42%
Less Fee Reductions and/or Expense Reimbursements		(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.31%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES	133	439	766	1,692

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 13.68%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR SMALL CAP FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	13.07%	6.97%	10.08%	Aug 31, 2004
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	12.82%	6.73%	9.40%	Aug 31, 2004
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.83%	5.93%	8.52%	Aug 31, 2004
Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	6.82%	Aug 31, 2004

Investor Class | CAMBIAR AGGRESSIVE VALUE FUND
CAMBIAR AGGRESSIVE VALUE FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES
Management Fees		1.00%
Shareholder Service Fees		0.25%
Other Expenses		0.15%
Total Annual Fund Operating Expenses		1.40%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.35%
[1]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses"))from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES	137	438	761	1,675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (36.29)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR AGGRESSIVE VALUE FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	5.98%	3.95%	4.04%	Aug 31, 2007
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	5.98%	3.23%	3.35%	Aug 31, 2007
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.89%	2.99%	3.09%	Aug 31, 2007
Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	1.95%	Aug 31, 2007

Investor Class | CAMBIAR SMID FUND
CAMBIAR SMID FUND
FUND INVESTMENT OBJECTIVE
The Cambiar SMID Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES
Management Fees		1.05%
Shareholder Service Fees		0.25%
Other Expenses		5.87%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	7.18%
Less Fee Reductions and/or Expense Reimbursements		(5.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.36%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES	138	1,594	2,988	6,214

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small- and mid-sized companies to be those companies with market capitalizations of up to $12 billion at the time of purchase. The Fund normally invests in 35-45 common stocks.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.66% (quarter ended 3/31/2012) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 19.71% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Investor Class CAMBIAR SMID FUND	Label	1 YEAR	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	11.77%	(2.61%)	May 31, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	11.77%	(2.61%)	May 31, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.65%	(2.22%)	May 31, 2011
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	2.51%	May 31, 2011

Investor Class | CAMBIAR GLOBAL SELECT FUND
CAMBIAR GLOBAL SELECT FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES
Management Fees		1.00%
Shareholder Service Fees		0.25%
Other Expenses		8.64%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	9.90%
Less Fee Reductions and/or Expense Reimbursements		(8.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.31%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES	133	2,087	3,854	7,567

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell  its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 14.00%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR GLOBAL SELECT FUND	Label	1 YEAR	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	13.51%	13.34%	Nov 30, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	12.88%	12.77%	Nov 30, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	9.23%	11.19%	Nov 30, 2011
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	16.13%	14.59%	Nov 30, 2011

Institutional Class | CAMBIAR OPPORTUNITY FUND
CAMBIAR OPPORTUNITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES
Management Fees	[1]	0.90%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.02%
Less Fee Reductions and/or Expense Reimbursements		(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	0.96%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place.This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES	98	319	557	1,242

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods before November 3, 2005. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.02)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 16.34% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR OPPORTUNITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	8.86%	0.10%	6.77%	7.26%	Jun 30, 1998
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	8.62%	(0.14%)	6.48%	6.31%	Jun 30, 1998
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.07%	0.02%	5.90%	5.89%	Jun 30, 1998
S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	3.46%	Jun 30, 1998

Institutional Class | CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.54%
Less Fee Reductions and/or Expense Reimbursements		(0.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.95%
[1]	Management Fees have been restated to reflect current fees.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES	97	429	784	1,784

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on November 30, 2012 and therefore do not have a full calendar year of performance information to report. The performance information provided shows the returns of the Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)%  (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	16.95%	(2.72%)	8.54%	8.04%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.93%	(30.00%)	7.91%	7.57%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.61%	(2.27%)	7.61%	7.29%	Sep 2, 1997
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%	4.10%	Sep 2, 1997

Institutional Class | CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES
Management Fees		1.05%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.17%
Less Fee Reductions and/or Expense Reimbursements		(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.06%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES	108	361	633	1,411

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, " value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods prior to October 31, 2008. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the highest return for a quarter was 23.35% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.30)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 13.87% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR SMALL CAP FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	13.40%	7.17%	10.21%	Aug 31, 2004
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	13.15%	6.92%	9.50%	Aug 31, 2004
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	9.04%	6.10%	8.60%	Aug 31, 2004
Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	6.82%	Aug 31, 2004

Institutional Class | CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.54%
Less Fee Reductions and/or Expense Reimbursements		(0.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.95%
[1]	Management Fees have been restated to reflect current fees.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES	97	429	784	1,784

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on November 30, 2012 and therefore do not have a full calendar year of performance information to report. The performance information provided shows the returns of the Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)%  (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Institutional Class CAMBIAR INTERNATIONAL EQUITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	16.95%	(2.72%)	8.54%	8.04%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.93%	(30.00%)	7.91%	7.57%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.61%	(2.27%)	7.61%	7.29%	Sep 2, 1997
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%	4.10%	Sep 2, 1997

Institutional Class | CAMBIAR AGGRESSIVE VALUE FUND
CAMBIAR AGGRESSIVE VALUE FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE
Management Fees		1.00%
Other Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		1.15%
Less Fee Reductions and/or Expense Reimbursements		(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.10%
[1]	Other Expenses for this class are based on estimates in the current year.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR AGGRESSIVE VALUE FUND INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE	112	360	628	1,393

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR AGGRESSIVE VALUE FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE	Fund Returns Before Taxes	5.98%	3.95%	4.04%	Aug 31, 2007
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	5.98%	3.23%	3.35%	Aug 31, 2007
INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.89%	2.99%	3.09%	Aug 31, 2007
Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	1.95%	Aug 31, 2007

Institutional Class | CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES
Management Fees		1.05%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.17%
Less Fee Reductions and/or Expense Reimbursements		(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.06%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR SMALL CAP FUND INSTITUTIONAL CLASS SHARES	108	361	633	1,411

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, " value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods prior to October 31, 2008. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the highest return for a quarter was 23.35% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.30)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 13.87% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR SMALL CAP FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	13.40%	7.17%	10.21%	Aug 31, 2004
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	13.15%	6.92%	9.50%	Aug 31, 2004
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	9.04%	6.10%	8.60%	Aug 31, 2004
Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	6.82%	Aug 31, 2004

Institutional Class | CAMBIAR OPPORTUNITY FUND
CAMBIAR OPPORTUNITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class CAMBIAR OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES
Management Fees	[1]	0.90%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.02%
Less Fee Reductions and/or Expense Reimbursements		(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	0.96%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place.This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class CAMBIAR OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES	98	319	557	1,242

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods before November 3, 2005. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.02)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 16.34% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Institutional Class CAMBIAR OPPORTUNITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	8.86%	0.10%	6.77%	7.26%	Jun 30, 1998
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	8.62%	(0.14%)	6.48%	6.31%	Jun 30, 1998
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.07%	0.02%	5.90%	5.89%	Jun 30, 1998
S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	3.46%	Jun 30, 1998

Investor Class | CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Shareholder Service Fees		0.25%
Other Expenses		0.57%
Total Annual Fund Operating Expenses		1.72%
Less Fee Reductions and/or Expense Reimbursements		(0.52%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	1.20%
[1]	Management Fees have been restated to reflect current fees.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[3]	The Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements do not correlate to the Ratio of Expenses to Average Net Assets in the Fund's Financial Highlights because prior to September 1, 2012 the expense cap was 1.30%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR INTERNATIONAL EQUITY FUND INVESTOR CLASS SHARES	122	491	885	1,987

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Investor Class CAMBIAR INTERNATIONAL EQUITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	16.95%	(2.72%)	8.54%	8.04%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.93%	(3.00%)	7.91%	7.57%	Sep 2, 1997
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.61%	(2.27%)	7.61%	7.29%	Sep 2, 1997
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%	4.10%	Sep 2, 1997

Investor Class | CAMBIAR AGGRESSIVE VALUE FUND
CAMBIAR AGGRESSIVE VALUE FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES
Management Fees		1.00%
Shareholder Service Fees		0.25%
Other Expenses		0.15%
Total Annual Fund Operating Expenses		1.40%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.35%
[1]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses"))from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR AGGRESSIVE VALUE FUND INVESTOR CLASS SHARES	137	438	761	1,675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (36.29)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR AGGRESSIVE VALUE FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	5.98%	3.95%	4.04%	Aug 31, 2007
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	5.98%	3.23%	3.35%	Aug 31, 2007
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.89%	2.99%	3.09%	Aug 31, 2007
Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	1.95%	Aug 31, 2007

Investor Class | CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES
Management Fees		1.05%
Shareholder Service Fees		0.25%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.42%
Less Fee Reductions and/or Expense Reimbursements		(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.31%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR SMALL CAP FUND INVESTOR CLASS SHARES	133	439	766	1,692

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 13.68%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR SMALL CAP FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	13.07%	6.97%	10.08%	Aug 31, 2004
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	12.82%	6.73%	9.40%	Aug 31, 2004
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.83%	5.93%	8.52%	Aug 31, 2004
Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	6.82%	Aug 31, 2004

Investor Class | CAMBIAR OPPORTUNITY FUND
CAMBIAR OPPORTUNITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR OPPORTUNITY FUND INVESTOR CLASS SHARES
Management Fees	[1]	0.90%
Shareholder Service Fees		0.25%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.27%
Less Fee Reductions and/or Expense Reimbursements		(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2][3]	1.21%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR OPPORTUNITY FUND INVESTOR CLASS SHARES	123	397	691	1,529

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 16.20%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR OPPORTUNITY FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	8.56%	(0.15%)	6.58%	7.13%	Jun 30, 1998
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	8.39%	(0.34%)	6.35%	6.23%	Jun 30, 1998
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.80%	(0.18%)	5.76%	5.80%	Jun 30, 1998
S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	3.46%	Jun 30, 1998

Investor Class | CAMBIAR SMID FUND
CAMBIAR SMID FUND
FUND INVESTMENT OBJECTIVE
The Cambiar SMID Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES
Management Fees		1.05%
Shareholder Service Fees		0.25%
Other Expenses		5.87%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	7.18%
Less Fee Reductions and/or Expense Reimbursements		(5.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.36%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR SMID FUND INVESTOR CLASS SHARES	138	1,594	2,988	6,214

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small- and mid-sized companies to be those companies with market capitalizations of up to $12 billion at the time of purchase. The Fund normally invests in 35-45 common stocks.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.66% (quarter ended 3/31/2012) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 19.71% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns Investor Class CAMBIAR SMID FUND	Label	1 YEAR	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	11.77%	(2.61%)	May 31, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	11.77%	(2.61%)	May 31, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.65%	(2.22%)	May 31, 2011
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	2.51%	May 31, 2011

Investor Class | CAMBIAR GLOBAL SELECT FUND
CAMBIAR GLOBAL SELECT FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES
Management Fees		1.00%
Shareholder Service Fees		0.25%
Other Expenses		8.64%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	9.90%
Less Fee Reductions and/or Expense Reimbursements		(8.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.31%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) prior written notice to the Trust, effective as of the close of business on September 1, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class CAMBIAR GLOBAL SELECT FUND INVESTOR CLASS SHARES	133	2,087	3,854	7,567

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell  its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 14.00%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor Class CAMBIAR GLOBAL SELECT FUND	Label	1 YEAR	SINCE INCEPTION	Inception Date
INVESTOR CLASS SHARES	Fund Returns Before Taxes	13.51%	13.34%	Nov 30, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	12.88%	12.77%	Nov 30, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	9.23%	11.19%	Nov 30, 2011
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	16.13%	14.59%	Nov 30, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicf
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2013
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
CAMBIAR INTERNATIONAL EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on November 30, 2012 and therefore do not have a full calendar year of performance information to report. The performance information provided shows the returns of the Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)%  (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR INTERNATIONAL EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

•	The stock has realized its price target;
•	It experiences exaggerated price moves relative to actual developments; or
•	There is a material change in company fundamentals or market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 6.24%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
2003	rr_AnnualReturn2003	38.37%
2004	rr_AnnualReturn2004	15.48%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	29.04%
2007	rr_AnnualReturn2007	19.68%
2008	rr_AnnualReturn2008	(49.73%)
2009	rr_AnnualReturn2009	42.88%
2010	rr_AnnualReturn2010	12.83%
2011	rr_AnnualReturn2011	(8.08%)
Annual Return 2012	rr_AnnualReturn2012	16.95%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	16.95%
5 YEARS	rr_AverageAnnualReturnYear05	(2.72%)
10 YEARS	rr_AverageAnnualReturnYear10	8.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
2003	rr_AnnualReturn2003	38.37%
2004	rr_AnnualReturn2004	15.48%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	29.04%
2007	rr_AnnualReturn2007	19.68%
2008	rr_AnnualReturn2008	(49.73%)
2009	rr_AnnualReturn2009	42.88%
2010	rr_AnnualReturn2010	12.83%
2011	rr_AnnualReturn2011	(8.08%)
Annual Return 2012	rr_AnnualReturn2012	16.95%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	16.95%
5 YEARS	rr_AverageAnnualReturnYear05	(2.72%)
10 YEARS	rr_AverageAnnualReturnYear10	8.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	16.93%
5 YEARS	rr_AverageAnnualReturnYear05	(30.00%)
10 YEARS	rr_AverageAnnualReturnYear10	7.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	16.93%
5 YEARS	rr_AverageAnnualReturnYear05	(3.00%)
10 YEARS	rr_AverageAnnualReturnYear10	7.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	11.61%
5 YEARS	rr_AverageAnnualReturnYear05	(2.27%)
10 YEARS	rr_AverageAnnualReturnYear10	7.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	11.61%
5 YEARS	rr_AverageAnnualReturnYear05	(2.27%)
10 YEARS	rr_AverageAnnualReturnYear10	7.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	17.32%
5 YEARS	rr_AverageAnnualReturnYear05	(3.69%)
10 YEARS	rr_AverageAnnualReturnYear10	8.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	17.32%
5 YEARS	rr_AverageAnnualReturnYear05	(3.69%)
10 YEARS	rr_AverageAnnualReturnYear10	8.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1997
CAMBIAR AGGRESSIVE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR AGGRESSIVE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	196.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.74%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR AGGRESSIVE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR AGGRESSIVE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	196.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that Cambiar Investors LLC ("Cambiar" or the "Adviser") believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

•	Low price-earnings ratio relative to historic norms and peer group;
•	Low cash flow multiple relative to historic norms and peer group;
•	New product and/or restructuring potential under-appreciated by the marketplace;
•	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and
•	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (36.29)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2013 to 6/30/2013 was 14.65% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.74%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR AGGRESSIVE VALUE FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,675
2008	rr_AnnualReturn2008	(43.82%)
2009	rr_AnnualReturn2009	77.88%
2010	rr_AnnualReturn2010	38.54%
2011	rr_AnnualReturn2011	(17.25%)
Annual Return 2012	rr_AnnualReturn2012	5.98%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	5.98%
5 YEARS	rr_AverageAnnualReturnYear05	3.95%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,393
2008	rr_AnnualReturn2008	(43.82%)
2009	rr_AnnualReturn2009	77.88%
2010	rr_AnnualReturn2010	38.54%
2011	rr_AnnualReturn2011	(17.25%)
Annual Return 2012	rr_AnnualReturn2012	5.98%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	5.98%
5 YEARS	rr_AverageAnnualReturnYear05	3.95%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	5.98%
5 YEARS	rr_AverageAnnualReturnYear05	3.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	5.98%
5 YEARS	rr_AverageAnnualReturnYear05	3.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	3.89%
5 YEARS	rr_AverageAnnualReturnYear05	2.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES, CAMBIAR AGGRESSIVE | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	3.89%
5 YEARS	rr_AverageAnnualReturnYear05	2.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.42%
5 YEARS	rr_AverageAnnualReturnYear05	2.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.42%
5 YEARS	rr_AverageAnnualReturnYear05	2.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
CAMBIAR SMALL CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, " value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods prior to October 31, 2008. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 23.35% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.30)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 13.87% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.35%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR SMALL CAP FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 13.68%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.25%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.38%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,692
2005	rr_AnnualReturn2005	19.98%
2006	rr_AnnualReturn2006	21.15%
2007	rr_AnnualReturn2007	(3.88%)
2008	rr_AnnualReturn2008	(36.27%)
2009	rr_AnnualReturn2009	45.12%
2010	rr_AnnualReturn2010	35.73%
2011	rr_AnnualReturn2011	(1.34%)
Annual Return 2012	rr_AnnualReturn2012	13.07%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	13.07%
5 YEARS	rr_AverageAnnualReturnYear05	6.97%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[10],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,411
2005	rr_AnnualReturn2005	19.98%
2006	rr_AnnualReturn2006	21.15%
2007	rr_AnnualReturn2007	(3.88%)
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	45.40%
2010	rr_AnnualReturn2010	35.93%
2011	rr_AnnualReturn2011	(1.16%)
Annual Return 2012	rr_AnnualReturn2012	13.40%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	13.40%
5 YEARS	rr_AverageAnnualReturnYear05	7.17%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	12.82%
5 YEARS	rr_AverageAnnualReturnYear05	6.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	13.15%
5 YEARS	rr_AverageAnnualReturnYear05	6.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	8.83%
5 YEARS	rr_AverageAnnualReturnYear05	5.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	9.04%
5 YEARS	rr_AverageAnnualReturnYear05	6.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.35%
5 YEARS	rr_AverageAnnualReturnYear05	3.56%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR SMALL CAP FUND | Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.35%
5 YEARS	rr_AverageAnnualReturnYear05	3.56%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
CAMBIAR OPPORTUNITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods before November 3, 2005. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.02)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 16.34% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.84%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR OPPORTUNITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 16.20%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.84%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[11],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,242
2003	rr_AnnualReturn2003	35.23%
2004	rr_AnnualReturn2004	15.05%
2005	rr_AnnualReturn2005	7.07%
2006	rr_AnnualReturn2006	16.96%
2007	rr_AnnualReturn2007	(1.66%)
2008	rr_AnnualReturn2008	(40.46%)
2009	rr_AnnualReturn2009	42.14%
2010	rr_AnnualReturn2010	19.22%
2011	rr_AnnualReturn2011	(8.48%)
Annual Return 2012	rr_AnnualReturn2012	8.86%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	8.86%
5 YEARS	rr_AverageAnnualReturnYear05	0.10%
10 YEARS	rr_AverageAnnualReturnYear10	6.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.21%	[3],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,529
2003	rr_AnnualReturn2003	35.23%
2004	rr_AnnualReturn2004	15.05%
2005	rr_AnnualReturn2005	7.01%
2006	rr_AnnualReturn2006	16.64%
2007	rr_AnnualReturn2007	(1.86%)
2008	rr_AnnualReturn2008	(40.61%)
2009	rr_AnnualReturn2009	41.70%
2010	rr_AnnualReturn2010	18.94%
2011	rr_AnnualReturn2011	(8.69%)
Annual Return 2012	rr_AnnualReturn2012	8.56%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	8.56%
5 YEARS	rr_AverageAnnualReturnYear05	(0.15%)
10 YEARS	rr_AverageAnnualReturnYear10	6.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	8.62%
5 YEARS	rr_AverageAnnualReturnYear05	(0.14%)
10 YEARS	rr_AverageAnnualReturnYear10	6.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	8.39%
5 YEARS	rr_AverageAnnualReturnYear05	(0.34%)
10 YEARS	rr_AverageAnnualReturnYear10	6.35%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	6.07%
5 YEARS	rr_AverageAnnualReturnYear05	0.02%
10 YEARS	rr_AverageAnnualReturnYear10	5.90%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	5.80%
5 YEARS	rr_AverageAnnualReturnYear05	(0.18%)
10 YEARS	rr_AverageAnnualReturnYear10	5.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR OPPORTUNITY FUND | S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
CAMBIAR SMID FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMID FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar SMID Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small- and mid-sized companies to be those companies with market capitalizations of up to $12 billion at the time of purchase. The Fund normally invests in 35-45 common stocks.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.66% (quarter ended 3/31/2012) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 19.71% .

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR SMID FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.18%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[12],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	1,594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,214
Annual Return 2012	rr_AnnualReturn2012	11.77%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	11.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	11.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	7.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	17.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR GLOBAL SELECT FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR GLOBAL SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

•	Possessing above-average financial characteristics;
•	Having seasoned management;
•	Enjoying product or market advantages;
•	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
•	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
•	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

•	It realizes positive developments and achieves its target price;
•	It experiences exaggerated price moves relative to actual developments;
•	It becomes overweighted in the portfolio; or
•	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell  its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund's Investor Class Shares total return from 1/1/2013 to 6/30/2013 was 14.00%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR GLOBAL SELECT FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	8.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.90%	[8]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.59%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[13],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	2,087
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,567
Annual Return 2012	rr_AnnualReturn2012	13.51%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	13.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
CAMBIAR GLOBAL SELECT FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	12.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
CAMBIAR GLOBAL SELECT FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	9.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
CAMBIAR GLOBAL SELECT FUND | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	14.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011

[1]	Management Fees have been restated to reflect current fees.
[2]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[4]	The Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements do not correlate to the Ratio of Expenses to Average Net Assets in the Fund's Financial Highlights because prior to September 1, 2012 the expense cap was 1.30%.
[5]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses"))from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[6]	Other Expenses for this class are based on estimates in the current year.
[7]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[8]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses
[9]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[10]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[11]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place.This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[12]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses)and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.
[13]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) prior written notice to the Trust, effective as of the close of business on September 1, 2014.